Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 shares	Dec. 31, 2019 USD ($) Segment shares	Dec. 31, 2018 USD ($) shares
Summary of Significant Accounting Policies (Textual)
Weighted average number of common shares anti-dilutive effect | shares	225,471	276,284	223,249	269,617
Weighted average number of common shares | shares	59,701	2,222
Number of segment | Segment			1
Allowance for doubtful accounts			$ 38,113	$ 38,113
Chargeback reserves			$ 111,482	$ 0
Acquisition over estimated useful lives, description			Merchant portfolios are valued at fair value of merchant customers on the date of acquisition and are amortized over their estimated useful lives (7 years).
Deferred Revenue			$ 99,594
Performance obligations			$ 223,670
Credit duration	30 days		30 days
Income tax benenfit, percenatage			50.00%
Revenue recognized to service	$ 99,594
Lease term	12 months
Warrants [Member]
Summary of Significant Accounting Policies (Textual)
Weighted average number of common shares anti-dilutive effect | shares	40,000	40,000	40,000	40,000